LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of principal payments on the Company's Term Debt
The carrying values of the liability's components are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2017	2016

Principal	$215,000	$475,000
Less: Debt issuance costs, net of amortization	(3,486)	(9,820)

Net liability carrying amount	$211,514	$465,180

Schedule of Component of Term Debt Liability
Interest expense related to the liability is reflected on the accompanying consolidated statements of operations for the years ended December 31:

	December 31,
	2017	2016

Amortization of debt issuance costs	$6,334	$338
Interest expense	5,558	1,266

Total interest expense recognized	$11,892	$1,604

Effective interest rate	3.30%	2.84%

Schedule of interest Expense Recognized
In January 2017, the Company issued $287,500 aggregate principal amount of Exchangeable Senior Notes (the “Notes”) due 2024. The following table summarizes some key facts and terms regarding the outstanding exchangeable senior notes:

Due 2024
Issuance date	January 18, 2017
Maturity date	January 15, 2024
Principal amount	$287,500
Cash coupon rate (per annum)	1.25%
Conversion rate effective September 15, 2023 (per $1000 principal amount)	12.026
Effective conversion price effective September 15, 2023 (per ADS)	$83.15

Schedule of Outstanding Exchangeable Note
The carrying values of the liability and equity components of the exchangeable senior notes are reflected in the Company's accompanying consolidated balance sheets as follows:

December 31,
2017

Principal	$287,500
Less:
Debt issuance costs, net of amortization	(5,182)
Unamortized discount	(46,190)
Net liability carrying amount	$236,128
Equity component - net carrying value	$51,176

Schedule of Carring Values
Interest expense related to the notes is reflected on the accompanying consolidated statements of operations for the year ended December 31:

Year Ended December 31,
2017

Amortization of debt issuance costs	$609
Non-cash amortization of debt discount	6,278
Interest expense	3,414
Net liability carrying amount	$10,301

Equity component - net carrying value	4.68%